Other Intangible Assets	6 Months Ended
Jun. 30, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

								December 31,
			June 30, 2014					2013
	Amortizable	Weighted Average			Accumulated	Effect of Foreign
	Life	Remaining Life	Gross	Impairment	Amortization	Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	9 years	$283.6	$—	$(75.4)	$(0.2)	$208.0	$219.1
Trademarks	5 years	2 years	0.6	—	(0.4)	—	0.2	0.2
Trademarks	Indefinite	Indefinite	149.0	(38.0)	—	—	111.0	149.0
Integrated software system	5 years	2 years	11.0	—	(7.0)	—	4.0	5.1

			$444.2	$(38.0)	$(82.8)	$(0.2)	$323.2	$373.4

During the three and six months ended June 30, 2014, Holdings recorded a trademark impairment loss of $38.0 million related to the indefinite-lived trademark intangible asset of its fuel delivery systems product line. A decision by a customer to change suppliers and a change by another customer from our branded to private label products triggered the need to test the carrying value of this indefinite-lived intangible asset. A discounted cash flow calculation was performed reflecting the revised forecasted net sales information. This identified that the estimated recoverable amount was less than the carrying value. The impairment is recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) in trademark impairment loss.

The aggregate intangible amortization expense recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million and $12.2 million for the three and six months ended June 30, 2014, respectively, and $6.1 million and $12.2 million for the three and six months ended June 30, 2013, respectively. The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Intangible	Software
	Assets	System
Remainder of 2014	$11.1	$1.1
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—